Commitments - Additional Information (Detail) T in Millions, MT in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2019	Apr. 30, 2016 MWh	Feb. 28, 2010	Dec. 31, 2024 USD ($) Employees T MWh MT $ / MWh	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Oct. 31, 2022 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period		20 years
Self-insured health care benefits				$ 72,000,000	$ 72,000,000	$ 64,000,000
Cost per megawatt hour | $ / MWh				25.375
Emissions of Co2 gross | MT				50
Percentage of Co2 released directly related to production process				63.00%
Percentage of Co2 released directly related to electric consumption				6.00%
Percentage of Co2 released through activity of supply and transportation				31.00%
Loss from catastrophes				$ 9,000,000	3,000,000	1,000,000
Executive Variable Compensation [Member]
Disclosure of Commitments and Contingencies [Line Items]
Precease of decrease in annual executive variable compensation				(10.00%)
Precease of increase in annual executive variable compensation				10.00%
Number of employees | Employees				4,500
Two Thousand and Twenty Year Baseline [Member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage reduction of Co2 emissions				25.00%
Percentage decrease in transportation emissions				30.00%
Percentage decrease of scope 3 emissions per ton of purchased fuels				40.00%
Percentage decrease of absolute scope 3 emissions from the use of traded fuels				42.00%
Nineteen Thousand And Ninty Year Baseline [Member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage reduction of Co2 emissions				47.00%
Scope One [Member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage reduction of Co2 emissions				31.00%
Scope Two [Member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage reduction of Co2 emissions				58.00%
Scope Three [Member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage reduction of Co2 emissions				0.00%
Commitement With Six Vendors For Back Office Services [Member] | Later than five years and not later than seven years [member]
Disclosure of Commitments and Contingencies [Line Items]
Annual Commitement With Vendors Value				$ 60,000,000
MX [Member] | Energy Financial Hedge [Member]
Disclosure of Commitments and Contingencies [Line Items]
Period of hedging agreement	20 years
Electric energy expected consumption | MWh				400,000
Percentage increase in the price of the commodity				1.50%
Proceeds payments from financial hedge				$ 5,000,000	$ 3,000,000	$ 3,000,000
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of Co2 released				5.00%
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				$ 550,000
Percentage of Co2 released				8.00%
Top of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				$ 2,500,000
Ventikas [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost				24,000,000
Combined generation capacity | MWh		252
EURUS [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period			20 years
Estimated annual cost				77,000,000
Installed capacity			250
Termoelectrica del Golfo [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost				$ 87,000,000
Combined volume allocate to TEG and other energy producer | T				1.2
European Union Emissions [Member] | Forward purchase commitments [member]
Disclosure of Commitments and Contingencies [Line Items]
Annual Commitement With Vendors Value								$ 55,000,000
Purchase Commitments by an Entity							$ 1,800,000
Purchase Price of an Entity							$ 157,000,000